Quarterly Holdings Report
for
Fidelity Managed Retirement 2035 Fund℠
April 30, 2026
R99-NPRT3-0626
1.9907113.103
Bond Funds - 47.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	8,042	80,659
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	158,933	1,217,428
Fidelity Series Corporate Bond Fund (a)	85,793	802,160
Fidelity Series Emerging Markets Debt Fund (a)	9,285	79,942
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,100	20,031
Fidelity Series Floating Rate High Income Fund (a)	1,662	14,480
Fidelity Series Government Bond Index Fund (a)	148,054	1,348,770
Fidelity Series High Income Fund (a)	1,625	14,528
Fidelity Series International Developed Markets Bond Index Fund (a)	80,643	677,405
Fidelity Series Investment Grade Bond Fund (a)	123,061	1,241,685
Fidelity Series Investment Grade Securitized Fund (a)	82,062	745,124
Fidelity Series Long-Term Treasury Bond Index Fund (a)	108,705	573,962
Fidelity Series Real Estate Income Fund (a)	1,428	14,505
TOTAL BOND FUNDS (Cost $6,737,366)		6,830,679

Domestic Equity Funds - 27.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	36,685	911,614
Fidelity Series Commodity Strategy Fund (a)	900	105,510
Fidelity Series Large Cap Growth Index Fund (a)	19,343	582,431
Fidelity Series Large Cap Stock Fund (a)	22,067	633,985
Fidelity Series Large Cap Value Index Fund (a)	54,977	1,106,133
Fidelity Series Small Cap Core Fund (a)	11,406	176,560
Fidelity Series Small Cap Opportunities Fund (a)	5,833	110,062
Fidelity Series Value Discovery Fund (a)	21,710	391,221
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,884,255)		4,017,516

International Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	18,065	385,879
Fidelity Series Emerging Markets Fund (a)	17,403	250,949
Fidelity Series Emerging Markets Opportunities Fund (a)	34,004	1,003,445
Fidelity Series International Growth Fund (a)	26,821	544,190
Fidelity Series International Index Fund (a)	13,048	210,596
Fidelity Series International Small Cap Fund (a)	7,260	136,786
Fidelity Series International Value Fund (a)	32,703	543,205
Fidelity Series Overseas Fund (a)	34,996	543,484
Fidelity Series Select International Small Cap Fund (a)	986	14,948
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,618,095)		3,633,482

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	513	5,126
Fidelity Series Treasury Bill Index Fund (a)	3,831	38,116
TOTAL SHORT-TERM FUNDS (Cost $43,254)		43,242

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $14,993)	3.73	14,993	14,993

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,297,963)	14,539,912
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,567)
NET ASSETS - 100.0%	14,534,345

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	32,223	133,730	85,448	2,478	(535)	689	80,659	8,042
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,952,602	992,990	1,723,822	72,637	(18,962)	14,620	1,217,428	158,933
Fidelity Series Blue Chip Growth Fund	1,440,961	747,025	1,465,645	62,855	159,810	29,463	911,614	36,685
Fidelity Series Canada Fund	390,783	439,070	534,012	12,558	40,679	49,359	385,879	18,065
Fidelity Series Commodity Strategy Fund	51,564	172,190	157,403	1,802	19,434	19,725	105,510	900
Fidelity Series Corporate Bond Fund	1,258,581	706,279	1,159,991	51,195	(674)	(2,035)	802,160	85,793
Fidelity Series Emerging Markets Debt Fund	127,229	57,974	112,168	6,363	4,272	2,635	79,942	9,285
Fidelity Series Emerging Markets Debt Local Currency Fund	31,425	16,059	27,429	2,757	150	(174)	20,031	2,100
Fidelity Series Emerging Markets Fund	342,101	149,932	359,823	9,892	68,702	50,037	250,949	17,403
Fidelity Series Emerging Markets Opportunities Fund	1,369,957	674,101	1,484,341	41,056	262,186	181,542	1,003,445	34,004
Fidelity Series Floating Rate High Income Fund	22,964	11,766	19,821	1,417	(421)	(8)	14,480	1,662
Fidelity Series Government Bond Index Fund	2,073,801	1,261,201	1,982,291	67,599	(10,037)	6,096	1,348,770	148,054
Fidelity Series Government Money Market Fund	92,684	358,017	435,708	2,397	-	-	14,993	14,993
Fidelity Series High Income Fund	22,978	11,093	19,869	1,379	372	(46)	14,528	1,625
Fidelity Series International Developed Markets Bond Index Fund	1,071,918	583,367	941,064	46,936	(22,293)	(14,523)	677,405	80,643
Fidelity Series International Growth Fund	874,485	504,699	872,833	78,567	29,466	8,373	544,190	26,821
Fidelity Series International Index Fund	329,705	172,235	342,747	12,584	34,734	16,669	210,596	13,048
Fidelity Series International Small Cap Fund	288,239	122,013	262,536	42,449	6,383	(17,313)	136,786	7,260
Fidelity Series International Value Fund	932,710	473,486	951,135	101,267	91,220	(3,076)	543,205	32,703
Fidelity Series Investment Grade Bond Fund	1,939,836	1,121,482	1,828,995	70,315	102	9,260	1,241,685	123,061
Fidelity Series Investment Grade Securitized Fund	1,196,092	633,476	1,109,260	45,355	7,927	16,889	745,124	82,062
Fidelity Series Large Cap Growth Index Fund	920,342	480,288	879,791	9,488	71,278	(9,686)	582,431	19,343
Fidelity Series Large Cap Stock Fund	851,216	564,606	848,715	96,273	53,858	13,020	633,985	22,067
Fidelity Series Large Cap Value Index Fund	1,714,678	845,016	1,707,215	73,432	137,995	115,659	1,106,133	54,977
Fidelity Series Long-Term Treasury Bond Index Fund	1,106,840	570,197	1,105,857	31,070	(21,393)	24,175	573,962	108,705
Fidelity Series Overseas Fund	875,357	500,329	816,314	82,792	14,778	(30,666)	543,484	34,996
Fidelity Series Real Estate Income Fund	22,839	11,311	19,675	1,086	79	(49)	14,505	1,428
Fidelity Series Select International Small Cap Fund	17,877	4,104	9,935	632	1,314	1,588	14,948	986
Fidelity Series Short-Term Credit Fund	13,184	21,968	29,922	646	(87)	(17)	5,126	513
Fidelity Series Small Cap Core Fund	381,310	62,780	356,619	2,887	49,167	39,922	176,560	11,406
Fidelity Series Small Cap Opportunities Fund	176,293	37,858	147,230	8,817	25,223	17,918	110,062	5,833
Fidelity Series Treasury Bill Index Fund	325,878	252,324	540,430	5,304	172	172	38,116	3,831
Fidelity Series Value Discovery Fund	613,073	327,641	614,146	61,198	30,402	34,251	391,221	21,710
	22,861,725	13,020,607	22,952,190	1,107,483	1,035,301	574,469	14,539,912

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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